UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2016

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Stock Index Fund
(Initial Class)
Annual Report
December 31, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
Global stocks were volatile in 2016 rising 9.7%. Global stocks fell sharply in the first six weeks of the year on fears of a global slowdown due to slower growth in China. Stocks subsequently rebounded as a Chinese fiscal stimulus program boosted Chinese growth and eased recessionary fears. Continued accommodative global monetary policies and a rebound in the oil price which eased concerns over credit related stresses in the energy sector also contributed to the rebound.
The surprise “Brexit” result in the U.K. in June led to a 6% decline in global stocks on fears of an economic slowdown and political contagion to Europe. Markets rebounded again on supportive central bank reactions, more resilient U.K. economic data than expected and an improvement in global macro releases in the second half of the year.
Towards year end, in the immediate hours post the election of Donald Trump as U.S. president, global stocks fell on fears of potential trade restrictions with negative implications for growth. Stocks however quickly recovered and rallied into year-end on a “reflation” theme as investor focus switched to the positive aspects of President-elect Trump’s policy agenda. Hopes for fiscal stimulus under the new administration led to expectations of higher growth and inflation and an improved earnings outlook in 2017.
The Great-West Stock Index Fund (Initial Class shares) returned 12.01% compared to 12.73% for the index. Large cap stocks underperformed with the S&P 500® Index rising 11.96% while the S&P SmallCap 600® Index rose 26.56% and the S&P MidCap 400® Index rose 20.74%. Value stocks reversed the underperformance of recent years with the S&P 500 Value Index rising 17.40% while the S&P Growth Index rose 6.89%. Following early year losses associated with growth concerns related to fears of a slowdown in China, the market recovered through the year as U.S. Federal Reserve monetary policy remained relatively accommodative with fewer rate rises being implemented than expected at the beginning of 2016. Improved economic news flow in the second half of the year and expectations of an additional boost to growth from fiscal stimulus under President Trump also contributed to gains in the market towards year end. During the year cyclical and financial related stocks outperformed on the back of the improving economic outlook and rising yield environment in the second half of the year while defensive stocks underperformed.
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
* The composite index reflects the performance of the S&P 500® Index and S&P MidCap 400® Index, weighted according to their pro rata share of the market. The composite index is rebalanced monthly to account for the Fund’s target asset allocations. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Ten Year
Initial Class	12.01%	14.08%	6.56%
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2016
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	21.44%
Financial	19.10
Technology	12.98
Communications	12.25
Industrial	10.50
Consumer, Cyclical	9.28
Energy	7.21
Utilities	3.30
Basic Materials	2.62
Diversified	0.03
Short Term Investments	1.29
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Initial Class
Actual	$1,000.00	$1,078.70	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$3.05
* Expenses are equal to the Fund's annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.61%
2,793	Air Products & Chemicals Inc	$ 401,689
1,441	Albemarle Corp	124,041
1,580	Allegheny Technologies Inc(a)	25,169
801	Ashland Global Holdings Inc	87,541
935	Cabot Corp	47,255
835	Carpenter Technology Corp	30,202
2,716	CF Industries Holdings Inc(a)	85,500
1,048	Commercial Metals Co	22,826
479	Compass Minerals International Inc(a)	37,530
950	Domtar Corp	37,079
14,514	Dow Chemical Co	830,491
1,970	Eastman Chemical Co	148,164
3,337	Ecolab Inc	391,163
11,260	EI du Pont de Nemours & Co	826,484
1,616	FMC Corp	91,401
16,596	Freeport-McMoRan Inc(b)	218,901
1,022	International Flavors & Fragrances Inc	120,422
5,307	International Paper Co	281,589
4,250	LyondellBasell Industries NV Class A	364,565
346	Minerals Technologies Inc	26,729
5,768	Monsanto Co	606,851
4,295	Mosaic Co	125,972
136	NewMarket Corp	57,642
6,850	Newmont Mining Corp	233,380
4,167	Nucor Corp	248,020
2,299	Olin Corp	58,877
1,230	PolyOne Corp	39,409
3,505	PPG Industries Inc	332,134
3,760	Praxair Inc	440,634
850	Reliance Steel & Aluminum Co	67,609
754	Royal Gold Inc	47,766
1,578	RPM International Inc	84,944
651	Sensient Technologies Corp	51,156
1,064	Sherwin-Williams Co	285,939
2,963	Steel Dynamics Inc	105,424
2,332	United States Steel Corp	76,979
958	Valspar Corp	99,258
1,545	Versum Materials Inc(b)	43,368
393	Worthington Industries Inc	18,644
		7,222,747
Communications — 12.18%
3,855	Alphabet Inc Class A(b)	3,054,895
3,864	Alphabet Inc Class C(b)	2,982,312
5,134	Amazon.com Inc(b)	3,849,833
829	AMC Networks Inc Class A(b)	43,390
2,656	ARRIS International PLC(b)	80,025
79,947	AT&T Inc	3,400,146
63	Cable One Inc	39,169
5,093	CBS Corp Class B	324,017
6,588	CenturyLink Inc	156,663
2,788	Charter Communications Inc Class A(b)	802,721
1,296	Ciena Corp(b)	31,635
65,350	Cisco Systems Inc	1,974,877
Shares		Fair Value
Communications — (continued)
31,028	Comcast Corp Class A	$ 2,142,483
688	Comscore Inc(b)	21,727
1,586	Discovery Communications Inc Class A(b)	43,472
2,918	Discovery Communications Inc Class C(b)	78,144
13,445	eBay Inc(b)	399,182
1,625	Expedia Inc	184,080
835	F5 Networks Inc(b)	120,841
30,474	Facebook Inc Class A(b)	3,506,034
530	FactSet Research Systems Inc	86,618
17,104	Frontier Communications Corp(a)	57,812
430	InterDigital Inc	39,281
5,366	Interpublic Group of Cos Inc	125,618
708	John Wiley & Sons Inc Class A	38,586
4,503	Juniper Networks Inc	127,255
3,800	Level 3 Communications Inc(b)	214,168
626	Meredith Corp	37,028
2,243	Motorola Solutions Inc	185,922
5,615	Netflix Inc(b)	695,137
685	NeuStar Inc Class A(b)	22,879
1,780	New York Times Co Class A	23,674
4,055	News Corp Class A	46,470
1,441	News Corp Class B	17,004
2,989	Omnicom Group Inc	254,394
539	Plantronics Inc	29,516
640	Priceline Group Inc(b)	938,278
1,149	Scripps Networks Interactive Inc Class A	82,004
8,259	Symantec Corp	197,307
2,468	Tegna Inc	52,791
1,429	Telephone & Data Systems Inc	41,255
1,790	Time Inc	31,952
10,039	Time Warner Inc	969,065
1,389	TripAdvisor Inc(b)	64,408
14,026	Twenty-First Century Fox Inc Class A	393,289
6,402	Twenty-First Century Fox Inc Class B	174,454
1,258	VeriSign Inc(a)(b)	95,696
53,072	Verizon Communications Inc	2,832,983
4,290	Viacom Inc Class B	150,579
678	ViaSat Inc(b)	44,897
19,061	Walt Disney Co	1,986,537
563	WebMD Health Corp(b)	27,908
11,386	Yahoo! Inc(b)	440,297
		33,760,708
Consumer, Cyclical — 9.22%
999	Advance Auto Parts Inc	168,951
1,593	Alaska Air Group Inc	141,347
6,616	American Airlines Group Inc	308,901
2,512	American Eagle Outfitters Inc	38,107
727	AutoNation Inc(b)	35,369
388	AutoZone Inc(b)	306,439
2,066	Bed Bath & Beyond Inc	83,962
3,346	Best Buy Co Inc	142,774
739	Big Lots Inc(a)	37,105
2,740	BorgWarner Inc	108,066
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
Consumer, Cyclical — (continued)
796	Brinker International Inc(a)	$ 39,426
1,308	Brunswick Corp	71,338
269	Buffalo Wild Wings Inc(b)	41,534
641	Cabela's Inc Class A(b)	37,531
1,138	CalAtlantic Group Inc(a)	38,703
2,618	CarMax Inc(a)(b)	168,573
5,432	Carnival Corp	282,790
508	Carter's Inc	43,886
547	Casey's General Stores Inc	65,027
579	Cheesecake Factory Inc	34,671
1,769	Chico's FAS Inc	25,456
351	Chipotle Mexican Grill Inc(b)	132,439
168	Churchill Downs Inc	25,276
1,429	Cinemark Holdings Inc	54,816
3,706	Coach Inc	129,784
1,170	Copart Inc(b)	64,830
5,652	Costco Wholesale Corp	904,942
355	Cracker Barrel Old Country Store Inc(a)	59,278
1,160	CST Brands Inc	55,854
13,801	CVS Health Corp	1,089,037
1,296	Dana Holding Corp	24,598
1,705	Darden Restaurants Inc	123,988
478	Deckers Outdoor Corp(b)	26,476
3,502	Delphi Automotive PLC	235,860
9,470	Delta Air Lines Inc	465,829
1,085	Dick's Sporting Goods Inc	57,614
3,409	Dollar General Corp	252,505
3,132	Dollar Tree Inc(b)	241,728
640	Domino's Pizza Inc	101,914
4,683	DR Horton Inc	127,986
1,050	Dunkin' Brands Group Inc	55,062
3,772	Fastenal Co	177,209
1,700	Foot Locker Inc	120,513
51,063	Ford Motor Co	619,394
627	Fossil Group Inc(a)(b)	16,214
1,496	GameStop Corp Class A	37,789
2,696	Gap Inc(a)	60,498
17,826	General Motors Co	621,058
2,004	Genuine Parts Co	191,462
3,470	Goodyear Tire & Rubber Co	107,119
5,132	Hanesbrands Inc	110,697
2,219	Harley-Davidson Inc	129,456
844	Harman International Industries Inc	93,819
1,419	Hasbro Inc(a)	110,384
812	Herman Miller Inc	27,770
508	HNI Corp	28,407
15,859	Home Depot Inc	2,126,375
424	HSN Inc	14,543
425	International Speedway Corp Class A	15,640
353	Jack in the Box Inc	39,409
3,604	JC Penney Co Inc(a)(b)	29,949
4,594	JetBlue Airways Corp(b)	102,997
2,068	Kate Spade & Co(b)	38,610
1,482	KB Home(a)	23,430
2,442	Kohl's Corp	120,586
3,255	L Brands Inc	214,309
1,662	Leggett & Platt Inc	81,239
Shares		Fair Value
Consumer, Cyclical — (continued)
2,603	Lennar Corp Class A	$ 111,747
3,893	LKQ Corp(b)	119,320
11,256	Lowe's Cos Inc	800,527
4,190	Macy's Inc	150,044
4,171	Marriott International Inc Class A	344,858
4,210	Mattel Inc	115,985
10,811	McDonald's Corp	1,315,915
2,179	Michael Kors Holdings Ltd(b)	93,653
778	Mohawk Industries Inc(b)	155,351
465	MSC Industrial Direct Co Inc Class A	42,961
6,516	Newell Brands Inc	290,939
17,391	NIKE Inc Class B	883,985
1,519	Nordstrom Inc(a)	72,806
41	NVR Inc(b)	68,429
6,641	Office Depot Inc	30,017
1,212	O'Reilly Automotive Inc(b)	337,433
4,425	PACCAR Inc	282,758
307	Panera Bread Co Class A(b)	62,963
310	Papa John's International Inc	26,530
860	Polaris Industries Inc(a)	70,855
434	Pool Corp	45,284
4,010	PulteGroup Inc	73,704
983	PVH Corp	88,706
689	Ralph Lauren Corp	62,230
562	Restoration Hardware Holdings Inc(a)(b)	17,253
5,028	Ross Stores Inc	329,837
2,254	Royal Caribbean Cruises Ltd	184,918
1,800	Sally Beauty Holdings Inc(b)	47,556
626	Scotts Miracle-Gro Co Class A	59,814
904	Signet Jewelers Ltd(a)	85,211
1,827	Skechers U.S.A. Inc Class A(b)	44,908
8,176	Southwest Airlines Co	407,492
9,424	Staples Inc	85,287
18,947	Starbucks Corp	1,051,937
7,152	Target Corp	516,589
596	Tempur Sealy International Inc(a)(b)	40,695
950	Texas Roadhouse Inc	45,828
571	Thor Industries Inc	57,129
1,318	Tiffany & Co(a)	102,053
8,394	TJX Cos Inc	630,641
1,798	Toll Brothers Inc(b)	55,738
1,257	Toro Co	70,329
1,791	Tractor Supply Co	135,776
2,181	Tri Pointe Group Inc(b)	25,038
661	Tupperware Brands Corp(a)	34,782
785	Ulta Salon Cosmetics & Fragrance Inc(b)	200,128
2,652	Under Armour Inc Class A(a)(b)	77,041
2,670	Under Armour Inc Class C(b)	67,204
3,809	United Continental Holdings Inc(b)	277,600
1,240	Urban Outfitters Inc(b)	35,315
4,220	VF Corp	225,137
906	Vista Outdoor Inc(b)	33,431
11,034	Walgreens Boots Alliance Inc	913,174
19,604	Wal-Mart Stores Inc	1,355,028
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
Consumer, Cyclical — (continued)
286	Watsco Inc	$ 42,362
1,773	Wendy's Co	23,971
981	Whirlpool Corp	178,316
1,181	Williams-Sonoma Inc	57,149
970	World Fuel Services Corp	44,533
730	WW Grainger Inc(a)	169,542
1,373	Wyndham Worldwide Corp	104,856
976	Wynn Resorts Ltd(a)	84,434
4,401	Yum! Brands Inc	278,715
		25,552,395
Consumer, Non-Cyclical — 21.32%
725	Aaron's Inc(a)	23,193
19,364	Abbott Laboratories	743,771
21,144	AbbVie Inc	1,324,037
586	ABIOMED Inc(b)	66,030
4,533	Aetna Inc	562,137
1,114	Akorn Inc(a)(b)	24,319
3,005	Alexion Pharmaceuticals Inc(b)	367,662
993	Align Technology Inc(b)	95,457
4,920	Allergan PLC(b)	1,033,249
25,390	Altria Group Inc	1,716,872
2,301	AmerisourceBergen Corp	179,915
9,685	Amgen Inc	1,416,044
3,459	Anthem Inc	497,300
7,669	Archer-Daniels-Midland Co	350,090
5,929	Automatic Data Processing Inc	609,383
1,274	Avery Dennison Corp	89,460
889	Avis Budget Group Inc(b)	32,609
7,171	Avon Products Inc(b)	36,142
6,559	Baxter International Inc	290,826
2,807	Becton Dickinson & Co	464,699
2,818	Biogen Inc(b)	799,128
287	Bio-Rad Laboratories Inc Class A(b)	52,314
524	Bio-Techne Corp	53,883
133	Boston Beer Co Inc Class A(a)(b)	22,590
17,700	Boston Scientific Corp(b)	382,851
21,686	Bristol-Myers Squibb Co	1,267,330
2,140	Brown-Forman Corp Class B	96,129
2,423	Campbell Soup Co	146,519
4,073	Cardinal Health Inc	293,134
1,456	Catalent Inc(b)	39,254
439	CEB Inc	26,603
10,048	Celgene Corp(b)	1,163,056
2,083	Centene Corp(b)	117,710
660	Charles River Laboratories International Inc(b)	50,285
3,536	Church & Dwight Co Inc	156,256
3,286	Cigna Corp	438,320
1,149	Cintas Corp	132,778
1,632	Clorox Co	195,873
50,534	Coca-Cola Co	2,095,140
11,451	Colgate-Palmolive Co	749,353
5,515	ConAgra Foods Inc	218,118
2,288	Constellation Brands Inc Class A	350,773
607	Cooper Cos Inc	106,182
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,207	CoreLogic Inc(b)	$ 44,454
5,966	Coty Inc Class A	109,237
973	CR Bard Inc	218,594
8,011	Danaher Corp	623,576
1,951	DaVita HealthCare Partners Inc(b)	125,254
1,579	Dean Foods Co	34,391
494	Deluxe Corp	35,375
2,957	Dentsply Sirona Inc	170,708
872	DeVry Education Group Inc(a)	27,206
2,485	Dr Pepper Snapple Group Inc	225,315
669	Edgewell Personal Care Co(b)	48,830
2,816	Edwards Lifesciences Corp(b)	263,859
12,532	Eli Lilly & Co	921,729
3,007	Endo International PLC(b)	49,525
1,554	Envision Healthcare Corp(b)	98,353
1,490	Equifax Inc	176,163
2,889	Estee Lauder Cos Inc Class A	220,980
8,016	Express Scripts Holding Co(b)	551,421
2,512	Flowers Foods Inc(a)	50,165
575	FTI Consulting Inc(b)	25,921
1,015	Gartner Inc Class A(b)	102,586
7,550	General Mills Inc	466,363
17,123	Gilead Sciences Inc	1,226,178
1,977	Global Payments Inc	137,224
869	Globus Medical Inc Class A(b)	21,560
63	Graham Holdings Co Class B	32,253
2,812	H&R Block Inc	64,648
1,456	Hain Celestial Group Inc(b)	56,828
710	Halyard Health Inc(b)	26,256
3,708	HCA Holdings Inc(b)	274,466
1,190	HealthSouth Corp	49,076
304	Helen of Troy Ltd(b)	25,673
999	Henry Schein Inc(b)	151,558
1,794	Hershey Co	185,553
844	Hill-Rom Holdings Inc	47,382
3,421	Hologic Inc(b)	137,250
3,466	Hormel Foods Corp	120,651
1,918	Humana Inc	391,330
1,173	IDEXX Laboratories Inc(b)	137,558
1,901	Illumina Inc(b)	243,404
902	Ingredion Inc	112,714
490	Intuitive Surgical Inc(b)	310,743
1,482	JM Smucker Co	189,785
35,418	Johnson & Johnson	4,080,508
3,237	Kellogg Co	238,599
4,721	Kimberly-Clark Corp	538,760
7,850	Kraft Foods Group Inc	685,462
12,272	Kroger Co	423,507
1,349	Laboratory Corp of America Holdings(b)	173,185
1,838	Lamb Weston Holdings Inc(b)	69,568
269	Lancaster Colony Corp	38,034
616	LifePoint Health Inc(b)	34,989
594	LivaNova PLC(b)	26,712
1,433	Live Nation Entertainment Inc(b)	38,118
1,479	Mallinckrodt PLC(b)	73,684
854	ManpowerGroup Inc	75,895
544	MarketAxess Holdings Inc	79,924
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,540	McCormick & Co Inc	$ 143,728
2,888	McKesson Corp	405,620
2,458	Mead Johnson Nutrition Co Class A	173,928
1,349	MEDNAX Inc(b)	89,924
17,875	Medtronic PLC	1,273,236
35,894	Merck & Co Inc	2,113,080
597	Molina Healthcare Inc(a)(b)	32,393
2,476	Molson Coors Brewing Co Class B	240,940
20,061	Mondelez International Inc Class A	889,304
5,343	Monster Beverage Corp(b)	236,909
2,258	Moody's Corp	212,862
6,073	Mylan NV(b)	231,685
4,409	Nielsen Holdings NV	184,958
747	NuVasive Inc(b)	50,318
814	Owens & Minor Inc	28,726
819	PAREXEL International Corp(a)(b)	53,825
1,138	Patterson Cos Inc(a)	46,692
14,568	PayPal Holdings Inc(b)	574,999
18,671	PepsiCo Inc	1,953,547
1,952	Perrigo Co PLC	162,465
79,002	Pfizer Inc	2,565,985
20,196	Philip Morris International Inc	1,847,732
745	Post Holdings Inc(a)(b)	59,891
792	Prestige Brands Holdings Inc(b)	41,263
34,838	Procter & Gamble Co	2,929,179
1,700	Quanta Services Inc(b)	59,245
1,925	Quest Diagnostics Inc	176,907
973	Regeneron Pharmaceuticals Inc(b)	357,179
1,790	ResMed Inc(a)	111,069
10,748	Reynolds American Inc	602,318
1,499	Robert Half International Inc	73,121
1,426	Rollins Inc	48,170
3,324	S&P Global Inc	357,463
2,762	Service Corp International	78,441
1,181	Snyder's-Lance Inc	45,280
428	Sotheby's (a)(b)	17,060
2,158	Sprouts Farmers Market Inc(b)	40,829
3,589	St Jude Medical Inc	287,802
1,203	STERIS Corp	81,070
3,994	Stryker Corp	478,521
6,412	Sysco Corp	355,032
621	Teleflex Inc	100,074
750	Tenet Healthcare Corp(b)	11,130
5,197	Thermo Fisher Scientific Inc	733,297
153	Tootsie Roll Industries Inc(a)	6,082
2,104	Total System Services Inc	103,159
866	TreeHouse Foods Inc(a)(b)	62,517
3,629	Tyson Foods Inc Class A	223,837
795	United Natural Foods Inc(b)	37,937
1,179	United Rentals Inc(b)	124,479
511	United Therapeutics Corp(a)(b)	73,293
12,391	UnitedHealth Group Inc	1,983,056
1,141	Universal Health Services Inc Class B	121,380
1,186	Varian Medical Systems Inc(b)	106,479
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,143	VCA Inc(b)	$ 78,467
2,033	Verisk Analytics Inc Class A(b)	165,019
3,246	Vertex Pharmaceuticals Inc(b)	239,133
530	WellCare Health Plans Inc(b)	72,652
829	West Pharmaceutical Services Inc	70,324
6,281	Western Union Co(a)	136,423
547	WEX Inc(b)	61,045
2,291	WhiteWave Foods Co Class A(b)	127,380
4,317	Whole Foods Market Inc	132,791
2,697	Zimmer Biomet Holdings Inc	278,330
6,299	Zoetis Inc	337,185
		59,083,979
Diversified — 0.03%
3,903	Leucadia National Corp	90,745
Energy — 7.16%
7,404	Anadarko Petroleum Corp	516,281
4,882	Apache Corp	309,861
5,357	Baker Hughes Inc	348,044
6,000	Cabot Oil & Gas Corp	140,160
9,875	Chesapeake Energy Corp(a)(b)	69,322
24,576	Chevron Corp	2,892,595
1,246	Cimarex Energy Co	169,331
1,930	Concho Resources Inc(b)	255,918
15,938	ConocoPhillips	799,131
2,377	CONSOL Energy Inc	43,333
5,236	Denbury Resources Inc(a)(b)	19,268
6,648	Devon Energy Corp	303,614
1,038	Diamond Offshore Drilling Inc(a)(b)	18,373
592	Dril-Quip Inc(b)	35,550
1,105	Energen Corp(b)	63,725
3,700	Ensco PLC Class A	35,964
7,443	EOG Resources Inc	752,487
2,247	EQT Corp	146,954
53,984	Exxon Mobil Corp	4,872,596
1,078	First Solar Inc(a)(b)	34,593
2,726	FMC Technologies Inc(b)	96,855
1,752	Gulfport Energy Corp(b)	37,913
11,340	Halliburton Co	613,381
1,525	Helmerich & Payne Inc	118,035
3,567	Hess Corp	222,188
2,012	HollyFrontier Corp	65,913
25,307	Kinder Morgan Inc	524,108
11,135	Marathon Oil Corp	192,747
6,785	Marathon Petroleum Corp	341,625
1,792	Murphy Oil Corp	55,785
399	Murphy USA Inc(b)	24,527
3,079	Nabors Industries Ltd	50,496
4,866	National Oilwell Varco Inc	182,183
2,433	Newfield Exploration Co(b)	98,536
3,890	Noble Corp PLC(a)	23,029
5,668	Noble Energy Inc	215,724
1,714	NOW Inc(b)	35,086
10,070	Occidental Petroleum Corp	717,286
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
Energy — (continued)
1,379	Oceaneering International Inc	$ 38,902
818	Oil States International Inc(b)	31,902
2,697	ONEOK Inc	154,835
1,962	Patterson-UTI Energy Inc	52,817
5,774	Phillips 66	498,931
2,202	Pioneer Natural Resources Co	396,514
2,661	QEP Resources Inc(b)	48,989
2,387	Range Resources Corp	82,017
1,950	Rowan Cos PLC Class A(b)	36,836
18,101	Schlumberger Ltd	1,519,579
1,023	SM Energy Co	35,273
7,042	Southwestern Energy Co(a)(b)	76,194
9,353	Spectra Energy Corp	384,315
2,407	Superior Energy Services Inc	40,630
1,520	Tesoro Corp	132,924
5,033	Transocean Ltd(a)(b)	74,186
5,893	Valero Energy Corp	402,610
1,142	Western Refining Inc	43,225
9,211	Williams Cos Inc	286,831
4,914	WPX Energy Inc(b)	71,597
		19,851,624
Financial — 19.00%
644	Affiliated Managers Group Inc(b)	93,573
5,330	Aflac Inc	370,968
588	Alexander & Baldwin Inc	26,384
1,098	Alexandria Real Estate Equities Inc REIT	122,021
193	Alleghany Corp(b)	117,367
755	Alliance Data Systems Corp	172,517
4,683	Allstate Corp	347,104
1,522	American Campus Communities Inc REIT	75,750
10,121	American Express Co	749,764
861	American Financial Group Inc	75,871
12,606	American International Group Inc	823,298
5,573	American Tower Corp REIT	588,955
2,043	Ameriprise Financial Inc	226,650
3,421	Aon PLC	381,544
2,199	Apartment Investment & Management Co REIT Class A	99,945
2,349	Arthur J Gallagher & Co	122,054
950	Aspen Insurance Holdings Ltd	52,250
2,340	Associated Banc-Corp	57,798
742	Assurant Inc	68,902
1,802	AvalonBay Communities Inc REIT	319,224
1,029	BancorpSouth Inc	31,950
131,553	Bank of America Corp	2,907,321
614	Bank of Hawaii Corp(a)	54,456
13,963	Bank of New York Mellon Corp	661,567
1,302	Bank of the Ozarks Inc	68,472
10,532	BB&T Corp	495,215
24,721	Berkshire Hathaway Inc Class B(b)	4,029,029
1,602	BlackRock Inc Class A	609,625
2,070	Boston Properties Inc REIT	260,365
Shares		Fair Value
Financial — (continued)
1,676	Brown & Brown Inc	$ 75,185
1,089	Camden Property Trust REIT	91,552
6,337	Capital One Financial Corp	552,840
1,210	Care Capital Properties Inc	30,250
1,089	Cathay General Bancorp	41,415
1,199	CBOE Holdings Inc(a)	88,594
4,046	CBRE Group Inc Class A(b)	127,409
15,562	Charles Schwab Corp	614,232
976	Chemical Financial Corp	52,870
5,981	Chubb Ltd	790,210
2,001	Cincinnati Financial Corp	151,576
37,100	Citigroup Inc	2,204,853
6,912	Citizens Financial Group Inc	246,275
4,351	CME Group Inc	501,888
1,830	CNO Financial Group Inc	35,045
2,177	Comerica Inc	148,275
954	Commerce Bancshares Inc	55,151
1,927	Communications Sales & Leasing Inc REIT(b)	48,965
1,775	CoreCivic Inc REIT	43,417
1,425	Corporate Office Properties Trust REIT	44,489
4,429	Cousins Properties Inc REIT	37,691
4,797	Crown Castle International Corp REIT	416,236
626	Cullen/Frost Bankers Inc(a)	55,232
1,326	DCT Industrial Trust Inc REIT	63,489
2,113	Digital Realty Trust Inc REIT(a)	207,623
5,022	Discover Financial Services	362,036
1,943	Douglas Emmett Inc REIT	71,036
4,215	Duke Realty Corp REIT	111,950
3,346	E*TRADE Financial Corp(b)	115,939
1,667	East West Bancorp Inc	84,734
1,324	Eaton Vance Corp	55,449
946	Education Realty Trust Inc REIT	40,016
898	Endurance Specialty Holdings Ltd	82,975
876	EPR Properties REIT	62,871
939	Equinix Inc REIT	335,608
1,487	Equity One Inc REIT	45,636
4,644	Equity Residential REIT	298,888
849	Essex Property Trust Inc REIT	197,393
520	Everest Re Group Ltd	112,528
1,542	Extra Space Storage Inc REIT	119,104
859	Federal Realty Investment Trust REIT	122,072
948	Federated Investors Inc Class B	26,809
9,930	Fifth Third Bancorp	267,812
1,654	First American Financial Corp	60,586
3,133	First Horizon National Corp	62,691
1,664	First Industrial Realty Trust Inc REIT	46,675
3,124	FNB Corp	50,078
4,471	Franklin Resources Inc	176,962
2,267	Fulton Financial Corp	42,620
7,360	General Growth Properties Inc REIT	183,853
7,656	Genworth Financial Inc Class A(b)	29,169
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
Financial — (continued)
4,803	Goldman Sachs Group Inc	$ 1,150,078
1,245	Hancock Holding Co	53,659
646	Hanover Insurance Group Inc	58,792
4,856	Hartford Financial Services Group Inc	231,388
5,851	HCP Inc REIT	173,892
1,504	Healthcare Realty Trust Inc REIT	45,601
1,094	Highwoods Properties Inc REIT	55,805
1,845	Hospitality Properties Trust REIT	58,560
9,500	Host Hotels & Resorts Inc REIT	178,980
13,695	Huntington Bancshares Inc	181,048
7,852	Intercontinental Exchange Inc	443,010
996	International Bancshares Corp	40,637
5,479	Invesco Ltd	166,233
2,872	Iron Mountain Inc REIT	93,283
2,045	Janus Capital Group Inc	27,137
643	Jones Lang LaSalle Inc	64,969
46,584	JPMorgan Chase & Co	4,019,733
766	Kemper Corp	33,934
14,241	KeyCorp	260,183
1,174	Kilroy Realty Corp REIT	85,960
5,513	Kimco Realty Corp REIT	138,707
1,164	Lamar Advertising Co REIT Class A	78,267
1,657	LaSalle Hotel Properties REIT(a)	50,489
1,471	Legg Mason Inc	43,998
1,739	Liberty Property Trust REIT	68,690
532	Life Storage Inc	45,358
2,842	Lincoln National Corp	188,339
3,440	Loews Corp	161,095
1,995	M&T Bank Corp	312,078
1,549	Macerich Co REIT	109,731
1,461	Mack-Cali Realty Corp REIT	42,398
6,628	Marsh & McLennan Cos Inc	447,987
12,392	MasterCard Inc Class A	1,279,474
773	MB Financial Inc	36,509
3,618	Medical Properties Trust Inc REIT	44,501
627	Mercury General Corp	37,752
14,486	MetLife Inc	780,651
1,547	Mid-America Apartment Communities Inc REIT	151,482
18,774	Morgan Stanley	793,201
1,446	NASDAQ OMX Group Inc	97,056
1,665	National Retail Properties Inc REIT	73,593
4,468	Navient Corp	73,409
5,940	New York Community Bancorp Inc	94,505
2,798	Northern Trust Corp	249,162
3,636	Old Republic International Corp	69,084
2,385	Omega Healthcare Investors Inc REIT	74,555
1,562	PacWest Bancorp	85,035
4,281	People's United Financial Inc	82,880
Shares		Fair Value
Financial — (continued)
6,308	PNC Financial Services Group Inc	$ 737,784
704	Potlatch Corp REIT	29,322
701	Primerica Inc	48,474
3,589	Principal Financial Group Inc	207,660
1,181	PrivateBancorp Inc	63,998
7,398	Progressive Corp	262,629
6,776	Prologis Inc REIT	357,705
974	Prosperity Bancshares Inc	69,914
5,689	Prudential Financial Inc	591,997
1,940	Public Storage REIT	433,590
1,309	Quality Care Properties Inc REIT(b)	20,290
1,527	Raymond James Financial Inc	105,775
1,274	Rayonier Inc REIT	33,888
3,518	Realty Income Corp REIT	202,215
1,415	Regency Centers Corp REIT	97,564
15,420	Regions Financial Corp	221,431
817	Reinsurance Group of America Inc	102,803
479	RenaissanceRe Holdings Ltd	65,249
1,600	SEI Investments Co	78,976
2,915	Senior Housing Properties Trust REIT	55,181
732	Signature Bank(b)	109,946
4,142	Simon Property Group Inc REIT	735,909
1,358	SL Green Realty Corp REIT	146,053
5,836	SLM Corp(b)	64,313
4,696	State Street Corp	364,973
999	Stifel Financial Corp(b)	49,900
6,456	SunTrust Banks Inc	354,112
630	SVB Financial Group(b)	108,146
10,000	Synchrony Financial	362,700
1,363	Synovus Financial Corp	55,992
3,199	T Rowe Price Group Inc	240,757
1,486	Tanger Factory Outlet Centers Inc REIT	53,169
659	Taubman Centers Inc REIT	48,720
2,477	TCF Financial Corp	48,524
1,465	Torchmark Corp	108,058
3,667	Travelers Cos Inc Class A	448,914
915	Trustmark Corp	32,620
3,244	UDR Inc REIT	118,341
699	UMB Financial Corp	53,907
2,311	Umpqua Holdings Corp	43,401
2,986	Unum Group	131,175
1,331	Urban Edge Properties REIT	36,616
20,800	US Bancorp	1,068,496
2,864	Valley National Bancorp	33,337
4,522	Ventas Inc REIT	282,715
24,313	Visa Inc Class A	1,896,900
2,162	Vornado Realty Trust REIT	225,648
1,054	Waddell & Reed Financial Inc Class A(a)	20,564
1,323	Washington Federal Inc	45,445
2,520	Washington Prime Group Inc	26,233
964	Webster Financial Corp(a)	52,326
1,582	Weingarten Realty Investors REIT	56,620
58,845	Wells Fargo & Co	3,242,948
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
Financial — (continued)
4,839	Welltower Inc REIT	$ 323,874
9,992	Weyerhaeuser Co REIT	300,659
1,601	Willis Towers Watson PLC	195,770
1,618	WisdomTree Investments Inc(a)	18,025
1,169	WR Berkley Corp	77,750
3,388	XL Group Ltd	126,237
2,498	Zions Bancorporation	107,514
		52,636,811
Industrial — 10.44%
7,830	3M Co	1,398,203
597	Acuity Brands Inc	137,823
2,039	AECOM (b)	74,138
739	AGCO Corp	42,759
3,978	Agilent Technologies Inc	181,238
1,356	Allegion PLC	86,784
3,037	AMETEK Inc	147,598
4,134	Amphenol Corp Class A	277,805
1,828	AO Smith Corp	86,556
730	AptarGroup Inc	53,618
5,723	Arconic Inc	106,104
1,170	Arrow Electronics Inc(b)	83,421
1,456	Avnet Inc	69,320
1,223	B/E Aerospace Inc	73,612
2,232	Ball Corp	167,556
435	Belden Inc	32,525
1,391	Bemis Co Inc	66,518
7,472	Boeing Co	1,163,241
790	Carlisle Cos Inc	87,129
7,702	Caterpillar Inc	714,283
1,878	CH Robinson Worldwide Inc	137,582
696	CLARCOR Inc	57,399
770	Clean Harbors Inc(b)	42,850
1,133	Cognex Corp	72,081
12,539	Corning Inc	304,322
761	Crane Co	54,883
1,553	Cree Inc(a)(b)	40,984
12,161	CSX Corp	436,945
2,031	Cummins Inc	277,577
669	Curtiss-Wright Corp	65,803
3,852	Deere & Co	396,910
1,941	Donaldson Co Inc(a)	81,677
2,069	Dover Corp	155,030
468	Dycom Industries Inc(b)	37,576
534	Eagle Materials Inc	52,615
5,876	Eaton Corp PLC	394,221
654	EMCOR Group Inc	46,277
8,483	Emerson Electric Co	472,927
926	Energizer Holdings Inc	41,309
635	EnerSys	49,593
449	Esterline Technologies Corp(b)	40,051
2,155	Expeditors International of Washington Inc	114,129
3,163	FedEx Corp	588,951
1,496	FLIR Systems Inc	54,140
1,599	Flowserve Corp(a)	76,832
1,704	Fluor Corp	89,494
3,907	Fortive Corp	209,532
Shares		Fair Value
Industrial — (continued)
2,109	Fortune Brands Home & Security Inc	$ 112,747
1,316	Garmin Ltd	63,813
355	GATX Corp(a)	21,861
3,747	General Dynamics Corp	646,957
115,168	General Electric Co	3,639,309
812	Genesee & Wyoming Inc Class A(b)	56,361
4,144	Gentex Corp	81,595
638	Graco Inc	53,011
518	Granite Construction Inc	28,490
480	Greif Inc Class A	24,629
1,667	Harris Corp	170,818
9,859	Honeywell International Inc	1,142,165
658	Hubbell Inc	76,789
619	Huntington Ingalls Industries Inc Class A	114,014
1,071	IDEX Corp	96,454
4,051	Illinois Tool Works Inc	496,085
3,280	Ingersoll-Rand PLC	246,131
1,203	ITT Inc	46,400
2,701	Jabil Circuit Inc	63,933
1,701	Jacobs Engineering Group Inc(b)	96,957
1,103	JB Hunt Transport Services Inc	107,068
12,400	Johnson Controls International PLC	510,756
1,550	Joy Global Inc	43,400
1,434	Kansas City Southern	121,675
2,215	KBR Inc	36,968
725	Kennametal Inc	22,664
1,982	Keysight Technologies Inc(b)	72,482
563	Kirby Corp(b)	37,439
780	KLX Inc(b)	35,186
1,450	Knowles Corp(a)(b)	24,230
1,004	L-3 Communications Holdings Inc	152,718
627	Landstar System Inc	53,483
473	Lennox International Inc	72,449
699	Lincoln Electric Holdings Inc	53,592
294	Littelfuse Inc	44,620
3,249	Lockheed Martin Corp	812,055
1,824	Louisiana-Pacific Corp(b)	34,528
793	Martin Marietta Materials Inc	175,673
4,285	Masco Corp	135,492
317	Mettler-Toledo International Inc(b)	132,684
407	MSA Safety Inc	28,217
1,550	National Instruments Corp	47,771
636	Nordson Corp	71,264
3,870	Norfolk Southern Corp	418,231
2,265	Northrop Grumman Corp	526,794
796	Old Dominion Freight Line Inc(b)	68,289
862	Orbital ATK Inc	75,623
1,060	Oshkosh Corp	68,487
2,552	Owens-Illinois Inc(b)	44,430
1,201	Packaging Corp of America	101,869
1,790	Parker-Hannifin Corp	250,600
2,226	Pentair PLC	124,812
1,366	PerkinElmer Inc	71,237
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
Industrial — (continued)
3,890	Raytheon Co	$ 552,380
667	Regal Beloit Corp	46,190
2,855	Republic Services Inc	162,878
1,609	Rockwell Automation Inc	216,250
1,733	Rockwell Collins Inc	160,753
1,346	Roper Technologies Inc	246,426
756	Ryder System Inc	56,277
2,478	Sealed Air Corp	112,353
652	Silgan Holdings Inc	33,369
707	Snap-on Inc	121,088
1,144	Sonoco Products Co	60,289
2,032	Stanley Black & Decker Inc	233,050
992	Stericycle Inc(b)	76,424
4,682	TE Connectivity Ltd	324,369
432	Tech Data Corp(b)	36,582
370	Teledyne Technologies Inc(b)	45,510
1,672	Terex Corp	52,718
3,414	Textron Inc	165,784
881	Timken Co	34,976
636	TransDigm Group Inc	158,339
3,449	Trimble Navigation Ltd(b)	103,987
2,112	Trinity Industries Inc	58,629
756	Triumph Group Inc	20,034
10,729	Union Pacific Corp	1,112,383
8,941	United Parcel Service Inc Class B	1,024,996
9,969	United Technologies Corp	1,092,802
326	Valmont Industries Inc	45,933
1,082	Vishay Intertechnology Inc(a)	17,528
1,761	Vulcan Materials Co	220,389
1,148	Wabtec Corp(a)	95,307
5,363	Waste Management Inc	380,290
1,080	Waters Corp(b)	145,141
869	Werner Enterprises Inc	23,420
3,356	Westrock Co	170,384
753	Woodward Inc	51,995
2,266	Xylem Inc	112,212
765	Zebra Technologies Corp Class A(b)	65,606
		28,934,267
Technology — 12.91%
1,655	3D Systems Corp(a)(b)	21,995
8,037	Accenture PLC Class A	941,374
1,561	ACI Worldwide Inc(b)	28,332
8,774	Activision Blizzard Inc	316,829
1,348	Acxiom Corp(b)	36,126
6,569	Adobe Systems Inc(b)	676,279
9,224	Advanced Micro Devices Inc(b)	104,600
2,218	Akamai Technologies Inc(b)	147,896
3,103	Allscripts Healthcare Solutions Inc(b)	31,682
3,962	Analog Devices Inc	287,721
1,130	ANSYS Inc(b)	104,514
69,419	Apple Inc	8,040,109
13,879	Applied Materials Inc	447,875
2,469	Autodesk Inc(b)	182,731
5,153	Broadcom Ltd	910,896
Shares		Fair Value
Technology — (continued)
1,558	Broadridge Financial Solutions Inc	$ 103,295
5,814	Brocade Communications Systems Inc	72,617
3,812	CA Inc	121,107
3,737	Cadence Design Systems Inc(b)	94,247
1,803	CDK Global Inc	107,621
4,047	Cerner Corp(b)	191,706
896	Cirrus Logic Inc(b)	50,660
2,108	Citrix Systems Inc(b)	188,266
8,001	Cognizant Technology Solutions Corp Class A(b)	448,296
678	CommVault Systems Inc(b)	34,849
1,714	Computer Sciences Corp	101,846
1,512	Convergys Corp(a)	37,135
2,055	CSRA Inc	65,431
4,695	Cypress Semiconductor Corp	53,711
782	Diebold Inc	19,667
474	DST Systems Inc	50,789
545	Dun & Bradstreet Corp	66,119
3,963	Electronic Arts Inc(b)	312,126
404	Fair Isaac Corp	48,165
4,155	Fidelity National Information Services Inc	314,284
2,726	Fiserv Inc(b)	289,719
1,768	Fortinet Inc(b)	53,252
21,591	Hewlett Packard Enterprise Co	499,616
22,268	HP Inc	330,457
1,976	Integrated Device Technology Inc(b)	46,555
61,695	Intel Corp	2,237,678
11,265	International Business Machines Corp	1,869,877
1,672	Intersil Corp Class A	37,286
3,197	Intuit Inc	366,408
538	IPG Photonics Corp(b)	53,106
664	j2 Global Inc	54,315
920	Jack Henry & Associates Inc	81,678
2,050	KLA-Tencor Corp	161,294
2,198	Lam Research Corp	232,395
1,782	Leidos Holdings Inc	91,132
3,141	Linear Technology Corp	195,841
1,098	Manhattan Associates Inc(b)	58,227
986	MAXIMUS Inc	55,009
1,343	Mentor Graphics Corp	49,543
2,742	Microchip Technology Inc	175,899
13,897	Micron Technology Inc(b)	304,622
1,626	Microsemi Corp(b)	87,755
101,224	Microsoft Corp	6,290,059
350	Monolithic Power Systems Inc	28,676
1,146	MSCI Inc Class A	90,282
1,359	NCR Corp(b)	55,121
3,686	NetApp Inc	130,005
1,393	NetScout Systems Inc(b)	43,880
7,031	NVIDIA Corp	750,489
39,018	Oracle Corp	1,500,242
4,295	Paychex Inc	261,480
2,812	Pitney Bowes Inc	42,714
1,706	PTC Inc(b)	78,937
1,667	Qorvo Inc(b)	87,901
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
Technology — (continued)
19,126	QUALCOMM Inc	$ 1,247,015
2,258	Red Hat Inc(b)	157,383
8,202	Salesforce.com Inc(b)	561,509
476	Science Applications International Corp	40,365
3,949	Seagate Technology PLC	150,733
576	Silicon Laboratories Inc(b)	37,440
2,299	Skyworks Solutions Inc	171,643
546	Synaptics Inc(a)(b)	29,255
420	SYNNEX Corp	50,828
2,096	Synopsys Inc(b)	123,371
1,271	Teradata Corp(b)	34,533
2,873	Teradyne Inc	72,974
12,955	Texas Instruments Inc	945,326
373	Tyler Technologies Inc(b)	53,253
354	Ultimate Software Group Inc(b)	64,552
1,714	VeriFone Systems Inc(b)	30,389
3,732	Western Digital Corp	253,589
11,199	Xerox Corp	97,767
3,138	Xilinx Inc	189,441
		35,763,712
Utilities — 3.28%
7,808	AES Corp	90,729
3,019	Alliant Energy Corp	114,390
3,123	Ameren Corp	163,833
6,454	American Electric Power Co Inc	406,344
2,441	American Water Works Co Inc	176,631
2,104	Aqua America Inc	63,204
1,451	Atmos Energy Corp	107,592
660	Black Hills Corp	40,484
5,349	CenterPoint Energy Inc	131,799
3,494	CMS Energy Corp	145,420
3,962	Consolidated Edison Inc	291,920
8,183	Dominion Resources Inc	626,736
2,272	DTE Energy Co	223,815
9,082	Duke Energy Corp	704,945
4,271	Edison International	307,469
2,437	Entergy Corp	179,046
4,299	Eversource Energy	237,434
12,067	Exelon Corp	428,258
5,209	FirstEnergy Corp	161,323
2,852	Great Plains Energy Inc	78,002
1,536	Hawaiian Electric Industries Inc	50,795
691	IDACORP Inc	55,660
2,256	MDU Resources Group Inc	64,905
1,179	National Fuel Gas Co	66,779
1,282	New Jersey Resources Corp	45,511
6,157	NextEra Energy Inc	735,515
4,698	NiSource Inc	104,014
683	NorthWestern Corp	38,842
3,682	NRG Energy Inc	45,141
2,444	OGE Energy Corp	81,752
539	ONE Gas Inc	34,474
6,699	PG&E Corp	407,098
1,344	Pinnacle West Capital Corp	104,872
726	PNM Resources Inc	24,902
9,114	PPL Corp	310,332
Shares		Fair Value
Utilities — (continued)
6,548	Public Service Enterprise Group Inc	$ 287,326
1,783	SCANA Corp	130,658
3,372	Sempra Energy	339,358
12,775	Southern Co	628,402
717	Southwest Gas Corp	54,937
2,034	UGI Corp	93,727
1,172	Vectren Corp	61,120
4,038	WEC Energy Group Inc	236,829
1,679	Westar Energy Inc	94,612
546	WGL Holdings Inc	41,649
6,500	Xcel Energy Inc	264,550
		9,083,134
TOTAL COMMON STOCK — 98.15% (Cost $150,400,694)		$271,980,122
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.29%
$ 23,205	Undivided interest of 0.20% in a repurchase agreement (principal amount/value $11,773,812 with a maturity value of $11,774,466) with BNP Paribas Securities Corp, 0.50%, dated 12/30/16 to be repurchased at $23,205 on 1/3/17 collateralized by U.S. Treasury securities, 0.00% - 7.88%, 12/31/16 - 9/9/49, with a value of $12,009,288.(c)	23,205
844,972	Undivided interest of 0.87% in a repurchase agreement (principal amount/value $96,803,309 with a maturity value of $96,808,257) with HSBC Securities (USA) Inc, 0.46%, dated 12/30/16 to be repurchased at $844,972 on 1/3/17 collateralized by U.S. Treasury securities, 1.38% - 3.75%, 11/30/18 - 11/15/43, with a value of $98,739,913.(c)	844,972
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of December 31, 2016
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$844,972	Undivided interest of 0.87% in a repurchase agreement (principal amount/value $96,803,309 with a maturity value of $96,809,010) with Citigroup Global Markets Inc, 0.53%, dated 12/30/16 to be repurchased at $844,972 on 1/3/17 collateralized by Federal Home Loan Mortgage Corp securities, 2.00% - 8.50%, 12/1/17 - 1/1/47, with a value of $98,739,374.(c)
		$ 844,972
844,972	Undivided interest of 0.89% in a repurchase agreement (principal amount/value $95,070,496 with a maturity value of $95,075,989) with Daiwa Capital Markets America Inc, 0.52%, dated 12/30/16 to be repurchased at $844,972 on 1/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 3/2/17 - 2/1/49, with a value of $96,971,906.(c)	844,972
844,972	Undivided interest of 1.41% in a repurchase agreement (principal amount/value $59,762,620 with a maturity value of $59,765,940) with Merrill Lynch, Pierce, Fenner & Smith, 0.50%, dated 12/30/16 to be repurchased at $844,972 on 1/3/17 collateralized by various U.S. Government Agency securities, 1.74% - 6.00%, 8/1/22 - 1/15/49, with a value of $60,957,872.(c)	844,972
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$154,618	Undivided interest of 35.80% in a repurchase agreement (principal amount/value $432,160 with a maturity value of $432,184) with Citigroup Global Markets Inc, 0.51%, dated 12/30/16 to be repurchased at $154,618 on 1/3/17 collateralized by U.S. Treasury securities, 0.13% - 1.75%, 4/15/20 - 1/15/28, with a value of $440,803.(c)
$ 154,618
SHORT TERM INVESTMENTS — 1.29% (Cost $3,557,711)	$ 3,557,711
TOTAL INVESTMENTS — 99.44% (Cost $153,958,405)	$275,537,833
OTHER ASSETS & LIABILITIES, NET — 0.56%	$ 1,564,423
TOTAL NET ASSETS — 100.00%	$277,102,256
(a)	All or a portion of the security is on loan at December 31, 2016.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At December 31, 2016, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Depreciation
S&P 500® Emini Long Futures	44	USD	4,919,640	March 2017	$(22,333)
S&P Mid 400® Emini Long Futures	3	USD	497,730	March 2017	(4,630)
				Net Depreciation	$(26,963)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2016
Great-West Stock Index Fund
ASSETS:
Investments in securities, fair value (including $3,472,731 of securities on loan)(a)	$271,980,122
Repurchase agreements, fair value(b)	3,557,711
Cash	4,529,825
Margin deposits	229,100
Subscriptions receivable	105,216
Variation margin on futures contracts	409,193
Dividends receivable	370,215
Total Assets	281,181,382
LIABILITIES:
Payable to investment adviser	59,203
Payable for administrative services fees	82,883
Payable upon return of securities loaned	3,557,711
Redemptions payable	379,329
Total Liabilities	4,079,126
NET ASSETS	$277,102,256
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,139,588
Paid-in capital in excess of par	153,638,603
Net unrealized appreciation	121,552,465
Accumulated net realized gain	771,600
NET ASSETS	$277,102,256
CAPITAL STOCK:
Authorized	70,000,000
Issued and Outstanding	11,395,876
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$24.32
(a) Cost of investments	$150,400,694
(b) Cost of repurchase agreements	$3,557,711
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2016
Great-West Stock Index Fund
INVESTMENT INCOME:
Interest	$5,981
Income from securities lending	34,798
Dividends	6,210,746
Total Income	6,251,525
EXPENSES:
Management fees	715,682
Administrative services fees	1,001,860
Total Expenses	1,717,542
NET INVESTMENT INCOME	4,533,983
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	27,666,192
Net realized gain on futures contracts	674,941
Net Realized Gain	28,341,133
Net change in unrealized appreciation on investments	16,653
Net change in unrealized depreciation on futures contracts	(20,484)
Net Change in Unrealized Depreciation	(3,831)
Net Realized and Unrealized Gain	28,337,302
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,871,285
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Stock Index Fund	2016	2015
OPERATIONS:
Net investment income	$4,533,983	$4,413,141
Net realized gain	28,341,133	13,450,989
Net change in unrealized depreciation	(3,831)	(16,299,878)
Net Increase in Net Assets Resulting from Operations	32,871,285	1,564,252
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,541,214)	(4,650,312)
From net realized gains	(22,059,723)	(12,309,656)
Total Distributions	(26,600,937)	(16,959,968)
CAPITAL SHARE TRANSACTIONS:
Shares sold	32,998,842	53,610,599
Shares issued in reinvestment of distributions	26,600,937	16,959,968
Shares redeemed	(78,762,100)	(69,241,207)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(19,162,321)	1,329,360
Total Decrease in Net Assets	(12,891,973)	(14,066,356)
NET ASSETS:
Beginning of year	289,994,229	304,060,585
End of year	$277,102,256	$289,994,229
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,383,484	2,114,292
Shares issued in reinvestment of distributions	1,086,646	695,437
Shares redeemed	(3,183,628)	(2,739,077)
Net Increase (Decrease)	(713,498)	70,652
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)
Initial Class
12/31/2016	$23.95	0.39	2.47	2.86	(0.41)	(2.08)	(2.49)	$24.32	12.01%
12/31/2015	$25.26	0.38	(0.23)	0.15	(0.40)	(1.06)	(1.46)	$23.95	0.56%
12/31/2014	$24.94	0.37	2.83	3.20	(0.42)	(2.46)	(2.88)	$25.26	12.76%
12/31/2013	$20.28	0.34	6.04	6.38	(0.42)	(1.30)	(1.72)	$24.94	31.72%
12/31/2012	$18.27	0.34	2.46	2.80	(0.34)	(0.45)	(0.79)	$20.28	15.54%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate
Supplemental Data and Ratios
Initial Class
12/31/2016	$277,102	0.60%	0.60%	N/A	1.58%	7%
12/31/2015	$289,994	0.60%	0.60%	N/A	1.48%	6%
12/31/2014	$304,061	0.60%	0.60%	N/A	1.41%	4%
12/31/2013	$317,280	0.60%	0.60%	1.47%	1.47%	5%
12/31/2012	$285,814	0.60%	0.60%	1.67%	1.67%	5%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Stock Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (S&P) 500® Composite Stock Price Index and the S&P MidCap 400® Index, weighted according to their pro rata share of the market. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. This report includes information for the Initial Class; Class L and Institutional Class have not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Annual Report - December 31, 2016

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the year.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 271,980,122	$ —	$ —	$ 271,980,122
Short Term Investments	—	3,557,711	—	3,557,711
Total Assets	$ 271,980,122	$ 3,557,711	$ 0	$ 275,537,833
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (26,963)	$ —	$ —	$ (26,963)
Total Liabilities	$ (26,963)	$ 0	$ 0	$ (26,963)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Annual Report - December 31, 2016

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2016 and 2015 were as follows:
	2016	2015
Ordinary income	$4,541,214	$4,522,734
Long-term capital gain	22,059,723	12,437,234
	$26,600,937	$16,959,968
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2016. Net assets of the Fund were unaffected by the reclassifications.
Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
$-	$7,231	$(7,231)

Annual Report - December 31, 2016

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$126,047
Undistributed long-term capital gains	7,050,731
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	115,147,287
Tax composition of capital	$122,324,065
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2016 were as follows:
Federal tax cost of investments	$160,390,546
Gross unrealized appreciation on investments	130,638,660
Gross unrealized depreciation on investments	(15,491,373)
Net unrealized appreciation on investments	$115,147,287
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Fund's financial position or the results of its operations.
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day,

Annual Report - December 31, 2016

depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 42 futures contracts for the reporting period.
Valuation of derivative investments as of December 31, 2016 is as follows:
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized depreciation	$(26,963) (a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2016 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$674,941	Net change in unrealized depreciation on futures contracts	$(20,484)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses except for administrative services expenses. Effective April 29, 2016, the Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. Prior to that date, the Adviser and Great-West Funds had a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.
Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $321,606 for the year ended December 31, 2016.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $20,735,749 and $58,242,939, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

Annual Report - December 31, 2016

5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly when received, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2016, the Fund had securities on loan valued at $3,472,731 and received collateral as reported on the Statement of Assets and Liabilities of $3,557,711 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2016, 100% of the cash collateral liability under the securities lending agreement was against loans of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  LEGAL PROCEEDINGS
Several lawsuits have been filed relating to the Fund's previous investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. On December 7, 2010, Great-West Funds was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware. On September 20, 2011, Great-West Funds was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain note holders of Tribune Company in the U.S. District Court for the District of Colorado. These lawsuits have been consolidated with others into actions pending in the U.S. District Court for the Southern District of New York and the United States Court of Appeals for the Second Circuit. The Fund has been named as a defendant in these actions. The plaintiffs in these lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.
Management cannot predict the outcome of these lawsuits. The lawsuits allege no misconduct by Great-West Funds or the Fund, and Great-West Funds and the Fund intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have an adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout is approximately $83,232.
A lawsuit has been filed relating to the Fund's investments in LyondellBasell Finance Company in connection with its 2009 Chapter 11 bankruptcy proceeding. The lawsuit stems from a 2007 leveraged buyout of Lyondell Chemical Company by Basell AF S.C.A. On December 19, 2011, the Fund was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by Edward S. Weisfelner, as Trustee of the LB Creditor Trust in the U.S. Bankruptcy Court for the Southern District of New York. The plaintiffs seek to recover amounts paid to Lyondell Chemical Company shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

Annual Report - December 31, 2016

Management cannot predict the outcome of this lawsuit. The lawsuit alleges no misconduct by the Fund, and the Fund intends to vigorously defend itself in the lawsuit. If the lawsuit were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have a material adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout was approximately $398,688.
8.  SUBSEQUENT EVENT
On February 23, 2017, the Board of Directors approved the merger of the Great-West Stock Index Fund (Target Fund) into the Great-West S&P 500® Index Fund (Acquiring Fund), with an effective date on or about June 16, 2017. Under the terms of the merger, the combination of the Acquiring Fund and the Target Fund will be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders, as a result of the merger. For financial reporting purposes, the historical cost basis of investment securities will be carried forward to the Acquiring Fund to align ongoing reporting of the realized and unrealized gains and losses of the Acquiring Fund. The merger will be accomplished by an acquisition of all the assets and the assumption of all the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to the Target Fund’s shareholders in complete liquidation of the Target Fund.
Shareholders approved a new advisory agreement which will change the Fund’s expense structure. Under the current investment advisory agreement, GWCM is responsible for paying each Fund’s operating expenses as part of the management fee. Under the new advisory agreement, GWCM’s management fee will decrease commensurate with, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and the operating expenses of the Fund will be paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and expense ratio declines due to fixed operation expenses. Additionally, breakpoints on the management fee paid to GWCM will be included in the new advisory agreement effective May 1, 2017 for the Fund. The reduced management fee will be contractual and any subsequent plans to increase the fee would require shareholder approval. GWCM has contractually agreed for a one-year renewable term beginning May 1, 2017 to limit the fees and expenses of each Fund to the total expense ratio of the Fund as of December 31, 2015. This expense limit will be subject to annual review and renewal by the Great-West Funds’ Board and GWCM may only increase this expense limit in the future with the approval of the Great-West Funds’ Board.

Annual Report - December 31, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of Great-West Funds, Inc.
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Stock Index Fund (the “Fund”), one of the funds of Great-West Funds, Inc. as of December 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Stock Index Fund as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2017

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2016, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 73	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	64	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 73	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	64	Director, Guaranty Bancorp
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 57	Nominee		Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	64	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 62	Nominee		Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	64	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 53	Nominee		Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	64	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
David L. Musto 8515 East Orchard Road, Greenwood Village, CO 80111 49	Director and President & Chief Executive Officer	Since 2016	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; Executive Vice President, FASCore, LLC ("FASCore"); Director and Executive Vice President, GWFS; formerly, Executive Vice President, Empower Retirement, GWL&A and GWL&A of NY; formerly, Chief Executive Officer, J.P. Morgan Retirement Plan Services, J.P. Morgan Asset Management	64	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
David L. Musto 8515 East Orchard Road, Greenwood Village, CO 80111 49	Director and President & Chief Executive Officer	Since 2016	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; Executive Vice President, FASCore, LLC ("FASCore"); Director and Executive Vice President, GWFS; formerly, Executive Vice President, Empower Retirement, GWL&A and GWL&A of NY; formerly, Chief Executive Officer, J.P. Morgan Retirement Plan Services, J.P. Morgan Asset Management	64	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 42	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 49	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, GWTC; Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 60	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 35	Counsel & Assistant Secretary	Since 2015	Counsel, Products, GWL&A; Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 49	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 41	Assistant Treasurer	Since 2016	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, the sub-adviser of the Great-West MFS International Growth and Great-West MFS International Value Funds, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, a sub-adviser of the Great-West Goldman Sachs Mid Cap Value Fund. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Advisers, Inc., the sub-adviser of the Great-West Templeton Global Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund and receives no special treatment due to the relationship.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), approved an amended and restated investment advisory agreement between the Company and Great-West Capital Management, LLC (“GWCM”) (the “New Advisory Agreement”) at a meeting held on November 18, 2016 (the “November Meeting”). In considering the approval of the New Advisory Agreement, the Board considered information provided at the September 30, 2016, November 15, 2016 and November 18, 2016 meetings, as well as certain information and materials relating to GWCM that the Board had received and considered in connection with the annual evaluation of the investment advisory agreement effective March 3, 2014, as amended and restated on May 1, 2015, as further amended (the “Current Advisory Agreement”) between GWCM and Company at the Independent Directors and Board meetings held on March 16, 2016 and April 15, 2016, respectively (the “Annual Meetings”). In considering this matter, the Independent Directors were advised with respect to relevant legal standards by independent legal counsel. In addition, prior to the November Meeting, the Independent Directors discussed GWCM’s proposal and the terms of the New Advisory Agreement in private sessions with independent legal counsel.
In approving the New Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the New Advisory Agreement, including any information considered in connection with the Annual Meetings that were applicable to its review of the New Advisory Agreement. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the New Advisory Agreement and the information provided to it, the Board concluded that the New Advisory Agreement was fair and reasonable in light of the services to be performed, fees to be charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the New Advisory Agreement are discussed below.
Nature, Extent and Quality of Services. At the Annual Meetings, the Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the GWCM-advised Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as GWCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. The quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, was taken into account. Additionally, at the November Meeting, the Board considered the terms of the New Advisory Agreement and GWCM’s representation to the Board that there would be no reduction in the nature, extent and quality of services to be provided to the Funds under the New Advisory Agreement. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance. At the Annual Meetings, the Board considered the investment performance of the Funds. The Board reviewed performance information for the Funds’ Institutional Class (Initial Class, through April 30, 2015), with the exception of the performance information for the Great-West Stock Index Fund’s Initial Class, as compared against their benchmark indexes and the performance of a peer group of funds selected by Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”). This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2015 and quarterly returns for the five-year period ended December 31, 2015, to the extent applicable. In evaluating the performance of the Funds, the Board noted how the Funds performed relative to the returns of the applicable benchmark and peer group. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. The Board noted that it also had received and discussed at periodic intervals information comparing the performance of the Funds to that of their benchmark indexes and to a peer group of funds. Accordingly, the Board determined that the investment performance of the Funds was satisfactory.
Costs and Profitability. At the Annual Meetings, the Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the fee structure of the Funds and the level of the investment management fee payable by the Funds. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) each Fund’s management fee as provided in the Current Advisory Agreement in comparison to the contractual management fees of the peer group of funds, and (ii) each Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios. The Board considered each Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe. At the November Meeting, the Board took into consideration the proposed change in the management fee for each Fund and GWCM’s rationale for recommending the change. The Board considered each Fund’s proposed management fee and estimated total expense ratio as of June 30, 2016 relative to the Broadridge peer group averages. The Board also took into account GWCM’s undertaking to limit the expenses of each Fund and noted that the total expense ratio for each Fund will not increase as a result of the change in the management fee because GWCM would contractually limit certain fees and expenses of the Fund for a 1-year term at the expense ratio in effect for the fiscal year ended December 31, 2015.
At the Annual Meetings, the Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Additionally, at the November Meeting, the Board considered the terms of the New Advisory Agreement and any potential impact to the profitability of GWCM. The Board noted that, under the New Advisory Agreement, GWCM’s profitability was not expected to increase with respect to any Fund and that with respect to the following Funds GWCM’s profitability may decrease: Great-West Goldman Sachs Mid Cap Value Fund, Great-West Invesco Small Cap Value Fund, Great-West Multi-Manager Small Cap Growth Fund, Great-West Templeton Global Bond Fund and Great-West S&P 500 Index Fund. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to be realized by GWCM and its affiliates were reasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale. At the Annual Meetings and November Meeting, the Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current and proposed level of management fees payable by the Funds, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of each Fund’s assets. The Board noted that, under the New Advisory Agreement, breakpoints would be implemented for the following Funds: Great-West Goldman Sachs Mid Cap Value Fund, Great-West Invesco Small Cap Value Fund, Great-West Loomis Sayles Bond Fund, Great-West MFS International Growth Fund, Great-West Multi-Manager Small Cap Growth Fund, Great-West Putnam Equity Income Fund, Great-West High Yield Bond Fund, Great-West Templeton Global Bond Fund, Great-West International Index Fund, Great-West Real Estate Index Fund, Great-West S&P 500 Index Fund, Great-West Mid Cap 400 Index Fund, Great-West Small Cap 600 Index Fund and Great-West Stock Index Fund, and that Great-West Multi-Manager Large Cap Growth Fund’s breakpoint structure would remain the same under the New Advisory Agreement. Based on the information provided, the Board concluded for all Funds, including those without breakpoints in the management fees, any economies of scale currently being realized were appropriately being reflected in the management fee payable by the Funds.
Other Factors. At the Annual Meetings, the Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by affiliates of GWCM. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life & Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. At the November Meeting, the Board concluded that the management fees for the Funds were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the New Advisory Agreement, including the management fees, are reasonable and that the New Advisory Agreement is in the best interests of each Fund and its shareholders, and unanimously approved the New Advisory Agreement for each Fund.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen McConahey is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $820,000 for fiscal year 2015 and $866,000 for fiscal year 2016.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $90,000 for fiscal year 2015 and $60,000 for fiscal year 2016. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2015 and $0 for fiscal year 2016.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2015 equaled $745,000 and for fiscal year 2016 equaled $1,186,300.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:February 23, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:February 23, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2017